S-4 Fair Value Measurements	6 Months Ended
Jun. 30, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements	Fair Value
As of June 30, 2023 and December 31, 2022, the Company had financial instruments which were measured at fair value on a recurring basis using significant unobservable inputs (Level 3). Significant changes in the inputs could result in a significant change in the fair value measurements. See each respective footnote for information on the assumptions used in calculating the fair value of financial instruments. See Notes 5 and 11 for disclosures related to the decline in fair value of SAFE notes and common stock warrant liabilities that resulted in unrealized fair value adjustment gains recognized in other expense (income) in the condensed consolidated statements of operations for the three and six months ended June 30, 2023. The following table sets forth the Company’s financial instruments that were measured at fair value using Level 3 inputs on a recurring basis for the six months ended June 30, 2023:

	Common Stock Warrant Liabilities	SAFE Notes	Total
Balance at December 31, 2022	$14,114,411	$51,600,000	$65,714,411
Changes in fair value included in operations	(9,296,225)	(16,490,000)	(25,786,225)
Balance at June 30, 2023	$4,818,186	$35,110,000	$39,928,186
The following table sets forth the Company’s financial instruments that were measured at fair value using Level 3 inputs on a recurring basis for the six months ended June 30, 2022:

	Preferred Stock Warrant Liabilities	Common Stock Warrant Liabilities	SAFE Notes	Total
Balance at December 31, 2021	$6,417,146	$6,502,538	$30,998,000	$43,917,684
Changes in fair value included in operations	3,515,845	7,163,583	16,279,000	26,958,428
Warrants exercised	(9,932,991)	—	—	(9,932,991)
Balance at June 30, 2022	$—	$13,666,121	$47,277,000	$60,943,121
There were no transfers into or out of Level 3 financial instruments during the six months ended June 30, 2023 and 2022.
Fair ValueAs of December 31, 2022 and 2021, the Company had financial instruments which were measured at fair value on a recurring basis using significant unobservable inputs (Level 3). Significant changes in the inputs could result in a significant change in the fair value measurements. See each respective footnote for information on the assumptions used in calculating the fair value of financial instruments. The following table sets forth the Company’s financial instruments that were measured at fair value using Level 3 inputs on a recurring basis for the years ended December 31, 2022 and 2021:

	Preferred Stock Warrant Liabilities	Common Stock Warrant Liabilities	SAFE Notes	Total
Balance at January 1, 2021	$1,570,433	$—	$—	$1,570,433
Cash received	—	—	25,206,788	25,206,788
Changes in fair value included in operations	9,649,489	6,502,538	5,791,212	21,943,239
Warrants exercised	(4,802,776)	—	—	(4,802,776)
Warrants expired	—	—	—	—
Balance at December 31, 2021	$6,417,146	$6,502,538	$30,998,000	$43,917,684
Cash received	—	—	—	—
Changes in fair value included in operations	3,515,845	7,611,873	20,602,000	31,729,718
Warrants exercised	(9,932,991)	—	—	(9,932,991)
Balance at December 31, 2022	$—	$14,114,411	$51,600,000	$65,714,411
There were no transfers into or out of Level 3 financial instruments during the years ended December 31, 2022 and 2021.

TLG Acquisition One Corp
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements	Fair Value Measurements
The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2023 and December 31, 2022 and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.
June 30, 2023:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative warrant liabilities - Public warrants	$—	$533,330	$—
Derivative warrant liabilities - Private placement warrants	$—	$266,670	$—
Working capital loan - related party	$—	$—	$5,408,857
December 31, 2022:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative warrant liabilities - Public warrants	$533,330	$—	$—
Derivative warrant liabilities - Private placement warrants	$—	$266,670	$—
Working capital loan - related party	$—	$—	$2,330,370
Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. The estimated fair value of the Public Warrants was transferred from a Level 3 measurement to a Level 1 fair value measurement in March 2021, upon trading of the Public Warrants in an active market. The estimated fair value of the Private Placement Warrants was transferred from a Level 3 to a Level 2 on January 1, 2022, as the key inputs to the valuation model became directly or indirectly observable from the Public Warrants listed price. During the three months ended June 30, 2023 the Public warrants were transferred to a level 2 from a level 1 due to lack of trading
activity.There were no other transfers between levels of the hierarchy for the three and six months ended June 30, 2023 and the year ended December 31, 2022.
Level 1 assets include investments in money market funds that invest solely in U.S. Treasury securities. Level 1 liabilities include Public Warrants which are recognized at fair value based on the listed price in an active market for such warrants.
The fair value of the Public Warrants and Private Placement Warrants was initially measured using a modified Black-Scholes option pricing model. The fair value of the Public Warrants and Private Placement Warrants has subsequently been determined using listed prices in an active market for such warrants.
The estimated fair value of the Private Placement Warrants, prior to being a Level 2 measurement, is determined using Level 3 inputs. Inherent in an option pricing simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common shares based on historical volatility of select peer companies’ common shares that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
Up to $1.5 million in outstanding principal of the Working Capital Loan may be converted, at the lender’s option, into warrants of the post Business Combination entity at a price of $1.50 per warrant. The warrants will be identical to the Private Placement Warrants. The Company has elected the fair value option to account for the borrowings under the Working Capital Loan. The fair value of the working capital loan was estimated utilizing discounted cash flow techniques and a Black-Scholes option model assuming the warrants as the underlying. The traded price of the Public Warrants as of each measurement date was used as a proxy for the underlying warrant price. The time to maturity was estimated based on management’s estimated time to close a Business Combination. The volatility was derived from the traded prices of the Public Warrants. The discounted value of the loan host is based on observable high yield rates and management’s estimated probability of closing a Business Combination.
As of June 30, 2023 and December 31, 2022, all funds in the Trust Account were held as cash.
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	June 30, 2023	December 31, 2022
Working Capital Loan:
Warrant price	$0.04	$0.04
Volatility	0.01%	0.01%
Risk-free rate	3.52%	3.99%
Discount rate	13.80%	15.76%
Probability of Business Combination	80.00%	80.00%
Term (years)	0.25	0.25
The change in the fair value of Level 3 liabilities for the three and six months ended June 30, 2023 is summarized as follows:

Working Capital Loans- Related Party
Level 3 - Instruments December 31, 2022	$2,330,370
Borrowings of working capital loan - related party	2,025,000
Change in fair value of working capital loan - related party	(457,919)
Level 3 - Instruments at March 31, 2023	$3,897,451
Borrowings of working capital loan - related party	$1,940,000
Change in fair value of working capital loan - related party	(428,594)
Level 3 - Instruments at June 30, 2023	$5,408,857
The change in the fair value of Level 3 derivative warrant liabilities for the three and six months ended June 30, 2022 is summarized as follows:

	Derivative Warrant Liabilities	Working Capital Loans- Related Party
Level 3 - Instruments January 1, 2021	$—	$—
Issuance of Public and Private Placement Warrants	38,400,000	—
Transfer of Public Warrants to Level 1	(24,533,330)	—
Change in fair value of derivative warrant liabilities	(10,200,000)	—
Working capital loan - related party	—	920,000
Level 3 - Instruments December 31, 2021	3,666,670	920,000
Transfer of Private Placement Warrants from Level 3 to Level 2	(3,666,670)	—
Working capital loan - related party	—	1,400,000
Level 3 - Instruments at March 31, 2022	—	2,320,000
Working capital loan - related party	—	500,000
Level 3 - Instruments at June 30, 2022	$—	$2,820,000
Fair Value Measurements
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and 2021, and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.
December 31, 2022:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative warrant liabilities - Public warrants	$533,330	$—	$—
Derivative warrant liabilities - Private placement warrants	$—	$266,670	$
Working Capital Loan - related party	$—	$—	$2,330,370
December 31, 2021:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account - Money market fund	$400,023,684	$—	$—
Liabilities:
Derivative warrant liabilities - Public warrants	$6,933,330	$—	$—
Derivative warrant liabilities - Private placement warrants	$—	$—	$3,666,670
Working Capital loan - related party	$—	$—	$920,000
Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. The estimated fair value of the Public Warrants was transferred from a Level 3 measurement to a Level 1 fair value measurement in
March 2021, upon trading of the Public Warrants in an active market. The estimated fair value of the Private Placement Warrants was transferred from a Level 3 to a Level 2 on January 1, 2022, as the key inputs to the valuation model became directly or indirectly observable from the Public Warrants listed price. There were no other transfers between levels of the hierarchy for the years ended December 31, 2022 and 2021.
Level 1 assets include investments in money market funds that invest solely in U.S. Treasury securities, as of December 31, 2021.
The initial fair value of the Public Warrants and Private Placement Warrants have each been measured at fair value using a modified Black-Scholes option pricing model. The fair value of the Public Warrants and Private Placement Warrants has subsequently been determined using listed prices in an active market for such warrants. The fair value of the Private Placement Warrants has subsequently been determined by reference to the observable trading price of the Public Warrants, when classified as a Level 2 measurement.
The estimated fair value of the Private Placement Warrants, prior to being a Level 2 measurement, was determined using Level 3 inputs. Inherent in an option pricing simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common shares based on historical volatility of select peer companies’ common shares that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
Up to $1.5 million in outstanding principal of the Working Capital Loan may be converted, at the lender’s option, into warrants of the post Business Combination entity at a price of $1.50 per warrant. The warrants will be identical to the Private Placement Warrants. The Company has elected the fair value option to account for the borrowings under the Working Capital Loan. The fair value of the working capital loan was estimated utilizing discounted cash flow techniques and a Black-Scholes option model assuming the warrants as the underlying. The traded price of the Public Warrants as of each measurement date was used as a proxy for the underlying warrant price. The time to maturity was estimated based on management’s estimated time to close a Business Combination. The volatility was derived from the traded prices of the Public Warrants. The discounted value of the loan host is based on observable high yield rates and management’s estimated probability of closing a Business Combination.
As of December 31, 2022, all funds in the Trust Account are held as cash.
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

December 31, 2021
Derivative Warrant Liabilities:
Exercise price	$11.50
Stock price	$9.73
Term (years)	5
Volatility	10.5%
Risk-free rate	1.44%

	December 31, 2022	December 31, 2021
Working Capital Loan:
Warrant price	$0.04	$0.55
Volatility	0.01%	9.00%
Risk-free rate	3.99%	1.37%
Discount rate	15.76%	7.96%
Probability of Business Combination	80.00%	100.00%
Term (years)	0.25	1.00
The change in the fair value of Level 3 derivative warrant liabilities for the years ended December 31, 2022 and 2021, is summarized as follows:

	Derivative Warrant Liabilities	Working Capital Loans- Related Party
Level 3 - Instruments January 1, 2021	$—	$—
Issuance of Public and Private Placement Warrants	38,400,000	—
Transfer of Public Warrants to Level 1	(24,533,330)	—
Change in fair value of derivative warrant liabilities	(10,200,000)	—
Borrowings of working capital loan - related party	—	920,000
Level 3 - Instruments at December 31, 2021	3,666,670	920,000
Transfer of Private Placement Warrants from Level 3 to Level 2	(3,666,670)	—
Borrowings of working capital loan - related party	—	2,100,000
Change in fair value of working capital loan - related party	—	(689,630)
Level 3 - Instruments at December 31, 2022	—	2,330,370